Supplemental Financial Information (Other Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Supplemental Financial Information [Abstract]
Deferred revenue	$ 244.7	$ 217.6
Unrecognized tax benefits (inclusive of interest and penalties)	156.6	148.0
Intangible liabilities	62.2	69.1
Supplemental executive retirement plan liabilities	41.9	40.5
Personnel costs	30.5	37.2
Other	33.2	33.3
Other liabilities	$ 569.1	$ 545.7